Warrants - Changes in warrant liability - Additional information (Details)							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 11, 2022 USD ($) shares	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 13, 2020 $ / shares	Dec. 16, 2016 USD ($)	Nov. 09, 2016 $ / shares shares	Sep. 30, 2016 USD ($) shares	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares Y shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares Y shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares Y shares	Dec. 31, 2021 USD ($) shares	Jun. 05, 2023 $ / shares shares	Jan. 26, 2023 shares	Sep. 14, 2022 $ / shares shares	Aug. 25, 2022 USD ($) item shares	Feb. 28, 2022 shares	Jun. 30, 2020 shares	Dec. 31, 2016 USD ($)
Class of Warrant or Right [Line Items]
Maximum number of warrants issued to purchase common stock in future												$ 1,000,000.00
Percentage of discount of future issuance of preferred stock										20.00%		20.00%
Vesting period			24 months	0 years			0 years			0 years
Warrants expiration period			36 months
Fair value of warrants				$ 50,000				$ 250,000		$ 250,000		$ 250,000
Warrant liabilities								255,954		255,954		261,569	$ 374,694
Fair Value Adjustment of Warrants								$ (6,955)	$ (36,472)	$ (5,615)	$ (77,060)	$ (113,125)	$ 86,944
Number of warrants exercised for issuance of shares (in shares) | shares								4,034,199		4,034,199		1,465,083	1,550,402						6,418
Number of warrants cancelled | shares																390,000
Proceeds from issuance of Common Stock warrants		$ 67,000									$ 55,838	$ 667,290	$ 1,129,535
Exercise price of warrants (in dollars per share) | $ / shares																$ 8.85
Term of warrants																5 years 6 months
Warrants Strike Price | $ / shares							$ 8.0000
Share issue price (in dollars per share) | $ / shares			$ 6.00
Numbers of shares purchased | shares								7,989,065		7,989,065		4,910,815	4,151,542
January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares		407,512
Proceeds from issuance of Common Stock warrants		$ 3,260,000
Exercise price of warrants (in dollars per share) | $ / shares		$ 8.0000
Securities Purchase Agreement with Armistice Capital Master Fund Ltd.[Member]
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares														390,000
Exercise price of warrants (in dollars per share) | $ / shares														$ 2.30
Trusted Mail
Class of Warrant or Right [Line Items]
Exchange of SAFEs For Warrants							$ 125,000
Cancellation of Shares Value Issued To Investor							$ 100,000
Trusted Mail | January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Proceeds from issuance of Common Stock warrants		$ 3,260,000
Investors exercised
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares									2,850		2,850	2,850
Proceeds from issuance of Common Stock warrants											$ 57,000	$ 57,000
Exercise price of warrants (in dollars per share) | $ / shares									$ 20.00		$ 20.00	$ 20.00
Warrants to purchase | shares												283,914
Measurement Input, Exercise Price [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input | $ / shares								0.61		0.61		1.00
Measurement Input, Exercise Price [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input | $ / shares								0.96		0.96		1.05
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input								4.09		4.09		2.09
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input								4.49		4.49		4.05
Measurement Input, Price Volatility [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input								85.88		85.88		53.22
Measurement Input, Price Volatility [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input								92.90		92.90		104.50
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input | Y								3		3
Measurement Input, Expected Term [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input | Y												1
Measurement Input, Expected Term [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants measurement input | Y												3
Regulation CF, D, and S Common Stock And Warrant Offering
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares													271,593					15,421
Private Placement [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of Common Stock warrants	$ 90,675
Private Placement [Member] | Securities Purchase Agreement with Armistice Capital Master Fund Ltd.[Member]
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares	195,000
Common Class A [Member]
Class of Warrant or Right [Line Items]
Maximum number of warrants issued to purchase common stock in future	$ 1,511,250
Vesting period					0 years	0 years
Fair value of warrants																				$ 183,000
Number of warrants exercised for issuance of shares (in shares) | shares	390,000	80,128			80,128	80,128	932,111	80,128		80,128		524,599			283,914
Proceeds from issuance of Common Stock warrants				$ 50,000		$ 0.8320
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.8320			$ 3.1200		$ 8.00	$ 3.12		$ 3.12
Fair value of warrants price per share | $ / shares					$ 2.30
Threshold period after which cashless exercise of warrants										6 months		6 months
Warrants Value Credited per Annum Over Three Years Period							$ 100,000
Fair value of consideration received from warrants							$ 300,000
Common Class A [Member] | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares								524,599		524,599
Common Class A [Member] | January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares		407,512
Exercise price of warrants (in dollars per share) | $ / shares		$ 8.00
Common Class A [Member] | Securities Purchase Agreement with Armistice Capital Master Fund Ltd.[Member]
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares								390,000		390,000
Common Class A [Member] | Trusted Mail
Class of Warrant or Right [Line Items]
Vesting period							0 years
Number of warrants exercised for issuance of shares (in shares) | shares							186,442
Exercise price of warrants (in dollars per share) | $ / shares							$ 8.0000
Common Class A [Member] | Private Placement [Member] | Securities Purchase Agreement with Armistice Capital Master Fund Ltd.[Member]
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares (in shares) | shares	195,000
CF Common stock
Class of Warrant or Right [Line Items]
Units refunded																	$ 5,000
Number of investors, units refunded | item																	2
Number of warrants cancelled | shares																	250
Fair Value of Warrant Liability
Class of Warrant or Right [Line Items]
Warrant liabilities								$ 6,000		$ 6,000		$ 12,000	$ 125,000
Fair Value Adjustment of Warrants										$ 6,000		$ 113,000